Other current receivables	12 Months Ended
Dec. 31, 2020
Other current receivables [Abstract]
Other current receivables
8.	Other current receivables

	As of December 31,
In CHF thousands	2020	2019
Swiss VAT	309	234
Withholding tax	20	70
Total	329	304

The maturity of these assets is less than 3 months. The Company considers the counterparty risk as low and the carrying amount of these receivables is considered to approximate their fair value.